Summary Prospectus and Prospectus Supplement

July 19, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated July 19, 2023 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 27, 2023

Short Duration Income Portfolio (the "Fund")

Effective December 1, 2023 (the "Effective Date"), Matthew Dunning and Neil Stone will no longer serve as portfolio managers of the Fund and Brian S. Ellis and Stella Ma will begin serving as portfolio managers of the Fund. Eric Jesionowski will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

The sections of the Summary Prospectus titled "Fund Management—Portfolio Managers" and the Prospectus titled "Fund Summary—Short Duration Income Portfolio—Fund Management—Portfolio Managers" will be deleted in their entirety and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Brian S. Ellis, CFA	Executive Director	December 2023
Eric Jesionowski	Executive Director	May 2015
Stella Ma, CFA	Vice President	December 2023

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management—Short Duration Income Portfolio" will be deleted in its entirety and replaced with the following:

Short Duration Income Portfolio

The Fund's assets are managed by members of the Fixed Income team. The team consists of portfolio managers, traders and research analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Brian S. Ellis, CFA, Eric Jesionowski, and Stella Ma, CFA.

Mr. Ellis is an Executive Director of the Adviser, manages other funds and has been employed by the Morgan Stanley organization since 2009. Mr. Jesionowski is an Executive Director of the Adviser and has been associated with the Adviser in an investment management capacity since 1997. Ms. Ma is a Vice President of the Adviser and has been associated with the Adviser in an investment management capacity since 2016.

Please retain this supplement for future reference.

  IFTSDISUMPROPSPT 7/23

Statement of Additional Information Supplement

July 19, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated July 19, 2023 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 27, 2023

Short Duration Income Portfolio (the "Fund")

Effective December 1, 2023 (the "Effective Date"), Matthew Dunning and Neil Stone will no longer serve as portfolio managers of the Fund, and Brian S. Ellis and Stella Ma will begin serving as portfolio managers of the Fund. Eric Jesionowski will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

The section of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2022 (unless otherwise indicated)—Short Duration Income" will be deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Short Duration Income
Brian S. Ellis, CFA*	15	$14.2 billion	1	$19.0 million	8	$631.9 million
Eric Jesionowski	0	$0	1	$285.5 million	44	$17.7 billion
Stella Ma, CFA*	2	$0	32	$5.3 billion	14	$5.9 billion

*  As of May 31, 2023.

In addition, the portion of the second table in the section of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2022 (unless otherwise indicated)" related to the Fund will be deleted in its entirety and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Short Duration Income
Brian S. Ellis, CFA*	None
Eric Jesionowski	$1-$10,000
Stella Ma, CFA*	None

*  As of May 31, 2023.

Please retain this supplement for future reference.